WESTERN ASSET TRUST, INC.
                         Core Portfolio
                     Intermediate Portfolio
                   Limited Duration Portfolio
                    Long Duration Portfolio
                    Short Duration Portfolio
                     Money Market Portfolio

      Supplement to the Prospectus Dated October 30, 1997

     At a recent meeting of the Directors of Western Asset Trust, Inc. (the "Company"), the Directors approved certain changes to the investment advisory and administrative service arrangements for each of the Core, Intermediate, Limited Duration and Money Market Portfolios. The Directors approved a new investment management agreement with LM Institutional Advisors, Inc. (the "Manager") pursuant to which the Manager will be responsible for advisory and administrative services for each Portfolio. The Directors also approved a new investment advisory agreement between the Manager and Western Asset Management Company ("Western Asset") (each Portfolio's current investment adviser), for advisory services with respect to the Portfolios (together, the "New Agreements"). The New Agreements will provide each Portfolio with the same level of advisory and administrative services as the Portfolio currently receives from Western Asset (advisory) and Legg Mason Fund Adviser, Inc. (administrative) for the same aggregate fees. The aggregate amount of fees paid by each Portfolio for administrative and advisory services will not increase as a result of these changes. The Manager will receive a single fee paid by each Portfolio for advisory and administrative services, and the Manager will, in turn, pay Western Asset an advisory fee out of the fee the Manager receives. The Portfolios will no longer have, nor pay, a separate administrator. Each of these changes is contingent upon approval by shareholders at a future meeting, currently expected to be held prior to June 1, 1998.

     The Manager is a Maryland corporation formed on February 20, 1998 and is a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company. The Manager's address is 100 Light Street, Baltimore, Maryland 21202. Western Asset's Investment Strategy Group will continue to be responsible for the day-to-day management of each Portfolio.


         The Date of this Supplement is March 16, 1998.


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                   WESTERN ASSET TRUST, INC.
                         Core Portfolio
                     Intermediate Portfolio
                   Limited Duration Portfolio
                    Long Duration Portfolio
                    Short Duration Portfolio
                     Money Market Portfolio

Supplement to the Statement of Additional Information (the "SAI")
                     Dated October 30, 1997

     At a recent meeting of the Directors of Western Asset Trust, Inc. (the "Company"), the Directors approved certain changes to the investment advisory and administrative service arrangements for each of the Core, Intermediate, Limited Duration and Money Market Portfolios. The Directors approved a new investment management agreement with LM Institutional Advisors, Inc. (the "Manager") pursuant to which the Manager will be responsible for advisory and administrative services for each Portfolio. The Directors also approved a new investment advisory agreement between the Manager and Western Asset Management Company ("Western Asset") (each Portfolio's current investment adviser), for advisory services with respect to the Portfolios (together, the "New Agreements"). The New Agreements will provide each Portfolio with the same level of advisory and administrative services as the Portfolio currently receives from Western Asset (advisory) and Legg Mason Fund Adviser, Inc. (administrative) for the same aggregate fees. The aggregate amount of fees paid by each Portfolio for administrative and advisory services will not increase as a result of these changes. The Manager will receive a single fee paid by each Portfolio for advisory and administrative services, and the Manager will, in turn, pay Western Asset an advisory fee out of the fee the Manager receives. The Portfolios will no longer have, nor pay, a separate administrator. Each of these changes is contingent upon approval by shareholders at a future meeting, currently expected to be held prior to June 1, 1998.

                 _______________________________

     The following provides material information regarding the New Agreements. Any capitalized terms used and not defined herein have the meaning given to them in the SAI.

     THE MANAGER. The Manager will serve as investment manager to the Core, Intermediate, Limited Duration and Money Market Portfolios (the "Portfolios") under an Investment Management Agreement between the Manager and the Company (the "Management Agreement"). A form of the Management Agreement was most recently approved by the Board of Directors, including a majority of Independent Directors, on March 6, 1998.

         Under the Management Agreement, the Manager will be responsible, subject to the general supervision of the Company's Board of Directors, for the actual management of the Portfolios' assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and the Statement of Additional Information. The Manager also will be responsible for the compensation of Directors and officers of the Company who are employees of the Manager or its affiliates. Under the Management Agreement, the Manager will be entitled to a fee, computed daily and payable monthly: from the Core Portfolio at an annual rate equal to 0.50% of the Portfolio's average daily net assets; and from the Intermediate, Limited Duration and Money Market Portfolios at an annual rate equal to 0.40% of each Portfolio's average daily net assets. As noted below, the Manager has delegated responsibility for the selection of the Portfolios' investments to Western Asset.

         Each Portfolio will pay all of its other expenses which are not assumed by the Manager. These expenses include, among others, expenses of preparing and printing prospectuses, statements of additional information, proxy statements and reports and of distributing them to existing shareholders, custodian charges, transfer agency fees, organizational expenses, compensation of the Directors who are not "interested persons" of the Manager, or its affiliates, as that term is defined in the 1940 Act, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the Portfolios for sale under federal and state law, Rule 12b-1 fees, governmental fees, expenses incurred in connection with membership in investment company organizations, interest expense, taxes and brokerage fees and commissions. The Portfolios also will be liable for such nonrecurring expenses as may arise, including litigation to which a Portfolio or the Company may be a party. The Company may also have an obligation to indemnify its Directors and officers with respect to litigation.

         Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The Management Agreement will terminate automatically upon assignment and will be terminable with respect to any Portfolio at any time without penalty by vote of the Company's Board of Directors, by vote of a majority of that Portfolio's outstanding voting securities, or by the Manager, on not less than 60 days' notice to the Company, and may be terminated immediately upon the mutual written consent of the Manager and the Company.

     WESTERN ASSET. Western Asset will serve as Adviser to the Portfolios under an Investment Advisory Agreement between Western Asset and the Manager (the "Western Asset Advisory Agreement"). A form of the Western Asset Advisory Agreement was most recently approved by the Board of Directors, including a majority of the Independent Directors, on March 6, 1998.

     Under the Western Asset Advisory Agreement, Western Asset will be responsible, subject to the general supervision of the Company's Board of Directors and the Manager, for the actual management of the Portfolios' assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and the Statement of Additional Information. Under the Western Asset Advisory Agreement, Western Asset will be entitled to a fee, computed daily and payable monthly: from the Core Portfolio at an annual rate equal to 0.40% of the Portfolio's average daily net assets; from the Intermediate Portfolio at an annual rate equal to 0.35% of the Portfolio's average daily net assets; and from the Limited Duration and Money Market Portfolios at an annual rate equal to 0.30% of each Portfolio's average daily net assets.

     Under the Western Asset Advisory Agreement, Western will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the performance of the Western Asset Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The Western Asset Advisory Agreement will terminate automatically upon assignment and will be terminable with respect to any Portfolio at any time without penalty by vote of the Company's Board of Directors, by vote of a majority of that Portfolio's outstanding voting securities, or by Western Asset, on not less than 60 days' notice, and may be terminated immediately upon the mutual written consent of the parties.


          The Date of this Supplement is March 16, 1998.